December 21, 2010

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DriveTime Automotive Group, Inc.
DT Acceptance Corporation
DriveTime Car Sales Company, LLC
DriveTime Sales and Finance Company, LLC
DT Credit Company, LLC
DT Jet Leasing, LLC
Approval Services Company, LLC
Amendment No. 2 to Registration Statement on Form S-4
Filed November 18, 2010
File No. 333-169730-01

Dear Mr. Owings:

This letter responds to the letter of the staff of the Securities and Exchange Commission (the “Staff”), dated December 13, 2010, to Mr. Jon D. Ehlinger, General Counsel of DriveTime Automotive Group, Inc. (the “Company,” “we,” “our,” or “DTAG”), regarding the Company’s Amendment No. 2 to Registration Statement on Form S-4, filed November 18, 2010 (the “Amendment No. 2”).

This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth our response. Page references are to the page numbers of the applicable filings, as they appear on EDGAR. Simultaneously with this letter, we are filing Amendment No. 3 to the Registration Statement to reflect our responses to the Staff’s comments.

General

Staff’s Comments:

1.	We note your response to comment one in our letter dated November 2, 2010. Please re-file the supplemental letter requested by such comment to reflect the following comments:

•

Please have the supplemental letter signed by an authorized officer of each registrant, including each subsidiary guarantor. Please also include each registrant, including each subsidiary guarantor, in the defined term “Registrants” to ensure that each such registrant is making the representations contained in the supplemental letter.

•

Please delete the following phrase from the representation contained in paragraph 5(b) of the supplemental letter or tell us why, based on the no-action letters referenced in comment one in our letter dated November 2, 2010, you believe it is necessary: “, and a statement to the effect that by so acknowledging and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an ‘underwriter’ within the meaning of the Securities Act.”

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Company’s Response:

In response to the Staff’s comment, we have re-filed the supplemental letter revised as requested.

Staff’s Comments:

2.	We note your response to comment two in our letter dated November 2, 2010. Please tell us why you filed the Form 8-K on October 26. 2010, with a view to understanding whether you believe that DriveTime Automotive Group, Inc. (“DTAG”) or DT Acceptance Corporation (“DTAC”) is currently subject to the reporting requirements of either Section 13 or Section 15(d) of the Exchange Act. If you do not believe that either entity is currently subject to such reporting requirements, please discuss, with appropriate references to such entity’s filings on EDGAR, the suspension or termination of any previous reporting obligation(s) for securities of DTAG, or its predecessor(s) under Commission File Number 001-14759, registered under Section 12 or Section 15(d) of the Exchange Act. Please also confirm your understanding as to the fact that, when this registration statement is declared effective, DTAG and DTAC will both have ongoing reporting obligations pursuant to Section 15(d) of the Exchange Act; in this regard, we note that the issuers of the guarantees will also have ongoing reporting obligations, however, we presume that they will be relying upon the exemption available to them pursuant to Exchange Act Rule 12h-5.

Company’s Response:

We advise the Staff that, notwithstanding the Form 8-K that was inadvertently filed on October 26, 2010, neither DTAC nor DTAG is currently subject to the reporting requirements of either Section 13 or Section 15(d) of the Exchange Act. In the case of DTAC, other than the Registration Statement to which this letter applies, it has never filed a registration statement with the Securities and Exchange Commission (the “SEC”), nor have any conditions ever existed with respect to the holding of DTAC’s securities that would have caused it to be subject to the reporting requirements of either Section 13 or Section 15(d) of the Exchange Act.

In the case of DTAG, it was previously a publicly traded company (under the name Ugly Duckling Corporation) which had its common stock listed on Nasdaq and had reporting obligations under the Exchange Act. In connection with a going private transaction, however, DTAG de-registered its equity securities pursuant to a Form 15-12G filed with the SEC on March 4, 2002. Following the de-registration of DTAG’s equity securities, DTAG had outstanding two series of debentures each of which had been registered with the SEC under Section 12(b) of the Exchange Act and which were listed on the American Stock Exchange.

As reported on a Form 8-K filed by DTAG on November 22, 2002, DTAG filed a request with the American Stock Exchange on such date to de-list the debentures. Contemporaneously therewith, DTAG applied to the SEC to de-register the debentures pursuant to Section 12(d) of the Exchange Act and Rule 12d2–2(d) thereunder. As set forth in the Federal Register, Vol. 67, No. 240 on

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Friday, December 13, 2002, the SEC announced it would grant the application to delist as of December 30, 2002. Subsequently, DTAG reported in a Form 8-K filed on January 9, 2003 that the request to de-list had been granted. Pursuant to Rule 12d2-2(d)(1) of the Exchange Act, DTAG’s duty to file reports was suspended upon the effective date of delisting and under Rule 12d2-2(d)(2) of the Exchange Act, registration of the debentures was withdrawn 90 days later. Therefore, DTAG had no further reporting obligations as of December 31, 2002, as any reporting obligation pursuant to Section 12(g) had been terminated earlier in the year pursuant to DTAG’s Form 15-12G filed on March 4, 2002, any reporting obligations under Section 12(b) had been terminated per the SEC’s order effective December 30, 2002, and any obligations under Section 15(d) were automatically suspended on December 31, 2002 as DTAG had fewer than 300 holders of its securities at that date. Such debentures were subsequently redeemed and cancelled.

As discussed below, DTAG will trigger reporting obligations under Section 15(d) of the Exchange Act upon the effectiveness of the Registration Statement to which this letter pertains.

In addition, in further response to the Staff’s comment number four from its letter dated November 2, 2010, we have also evaluated whether each of DTAG and DTAC as co-registrants, should provide separate financial statements and related financial disclosures in compliance with Rule 3-10 of Regulation S-X. This analysis is provided below as supplemental information to the response provided to the Staff’s comment number four from its letter dated December 13, 2010.

Index to Consolidated Financial Statements, page F-1

Consolidated Financial Statements of DriveTime Automotive Group, Inc. as of and for the Year Ended December 31, 2009 and 2008, page F-32

Staff’s Comments:

3.	We note from your response to comment four in our letter dated November 2, 2010 and the notes to your financial statements that the financial statements of DTAC are consolidated not combined, into DTAG. However, based on your presentation of the common stock of both DTAG and DTAC on the face of your balance sheet, it continues to appear that DTAG and DTAC are presented on a combined basis instead of a consolidated basis. Please revise to eliminate the equity accounts of DTAG in consolidation or explain in detail how your current presentation reflects the consolidation of DTAC.

Company’s Response:

In response to the Staff’s comment, we have revised the presentation of the common stock of DTAG on the face of the balance sheet and have reflected the changes in Amendment No. 3 to the Registration Statement to show DTAG on a consolidated basis. Please note that the existing presentation already reflected the elimination of any intercompany equity and the only revision to the balance sheet in Amendment No. 3 is to correct the textual description of the common stock line item.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Staff’s Comments:

4.	We note your response to comment four in our letter dated November 2, 2010 that DTAC is a variable interest entity (“VIE”) and that DTAG is the primary beneficiary of DTAC and, as such, consolidated DTAC into DTAG. You indicate that DTAG has the power to direct the activities of DTAC, significantly impact DTAC’s economic performance, and that the obligation to absorb losses of DTAC or the right to receive residual returns that could potentially be significant to DTAC. We have the following comments:

•

Please tell us when you determined DTAC is a VIE. In doing so, tell us whether this assessment was made upon the formation of DTAC in February 2003 or at a later date. If the determination was at a later date, tell us the reconsideration event that occurred and provide us with your analysis of the event. Refer to ASC 810-10-35-4.

•

Please list the variable interests that were assessed to conclude that DTAC is a VIE and explain in detail how these variable interests absorb a majority of the expected losses or receive a majority of the residual returns of DTAC. Furthermore, with respect to your disclosures in Note 16, please better explain how and why DTAG has the power to direct DTAC after the sale of finance receivables to DTAC. You may want to provide us with a copy of the purchase and sale agreement between DTAC and DTAG and highlight the relevant, sections or provide us with any other relevant information that supports your statement that DTAG has the power to direct the activities that most significantly impact the performance of DTAC.

•

Please provide us with your detailed analysis under ASC 810-10-15-14 that supports consolidation of DTAC into DTAG. Please ensure that your analysis addresses each condition (a, b and c) and each subsection under paragraphs a, b and c.

Company’s Response:

In response to the Staff’s comment, we advise the Staff that we first determined that DTAC was a VIE in connection with the preparation of our fiscal 2008 annual audited financial statements (although we believe that a similar conclusion would have been reached had the issue been addressed at the time of DTAC’s formation in 2003 and after subsequent reconsideration events). The determination that DTAC is a VIE was made during the course of our auditors’ review of the 2008 annual financial statements and as a result of their suggestion that the presentation of financial statements on a consolidated basis may be appropriate in lieu of a combined presentation, which had been our historical method of reporting. Following this suggestion, we performed an analysis using FIN 46R, and determined that DTAC was a VIE and that DTAG was the primary beneficiary thereof. As a result, we changed the presentation of our financial statements to “consolidated” from “combined”, although this change did not have a significant impact since all intercompany transactions were treated in the same manner for both purposes. Since the determination that consolidation was required under GAAP, there have been reconsideration events in the form of amendments to debt agreements, new financial and performance guarantees, amendments to

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

financial and performance guarantees, and the entry into new debt agreements by DTAC and DTAG. Our evaluation of each of these events resulted in the same conclusion reached upon initial determination in 2008. Subsequent to our initial determination, we have also considered the updates to FIN 46R throughout ASC 810, which consideration is included in our analysis below.

The discussion that follows is our detailed analysis as requested by the Staff in the third bullet point above, which we believe also addresses the questions raised in the second bullet point:

I.	Background and Formation:

We believe the following explanation is important in understanding the purpose for which DTAC was created and how it was initially capitalized. Please note, in providing this explanation, we refer to sales of auto loan receivables interchangeably with sales of auto loans. In addition, for ease of discussion, we refer to DTAG as the originator of the auto loans and as the party selling such loans to DTAC although technically the loans are originated and the sales are made by DriveTime Car Sales Company, LLC (“DTCS”), a wholly owned subsidiary of DTAG, directly to DTAC.

Prior to the formation of DTAC, DTAG was a C-Corp. for income tax purposes and operated a wholly-owned subsidiary DriveTime Finance Corp. (“DTFC”) (also a C-Corp) , which conducted the financing operations of DTAG, including obtaining third party financing and securitizing auto loan receivables originated by DTAG. For tax purposes, DTFC operated as a Related Finance Company (“RFC”).

Subsequent to DTAG’s going-private transaction in January 2003, DTAG was converted to an S-Corp for income tax purposes. Under the Internal Revenue Code, upon DTAG’s conversion to S-Corp status, DTFC, as the subsidiary of an S-Corp, would no longer be able to qualify as an RFC. As a result, in order to maintain the RFC structure for its business, DTAG’s shareholders, in connection with DTAG’s S-Corp conversion, formed DTAC as a sister corporation to DTAG in order to conduct the financing activities previously performed by DTFC. DTAC was initially capitalized by its shareholders and with receivables transferred from DTFC, in return for which DTAC issued DTAG a note. Following the formation of DTAC, DTFC’s operations were wound down.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

The following chart shows the structure that was created upon the creation of DTAC and the transfer to it of the former operations of DTFC:

II.	Analysis under ASC 810-10-15-14 – Determination of whether DTAC is a VIE:

A.	In our analysis, we first considered whether DTAC was a VIE by evaluating ASC 810-10-15-14 paragraphs a., b., and c. and each subsection thereof:

a.	The total equity investment (equity investments in a legal entity are interests that are required to be reported as equity in that entity’s financial statements) at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support provided by any parties, including equity holders.

The total equity investment at risk has all of the following characteristics:

1.	includes only equity investments in the legal entity that participate significantly in profits and losses even if those investments do not carry voting rights.

2.	does not include equity interests that the legal entity issued in exchange for subordinated interests in other VIE’s.

3.	does not include amounts provided to the equity investor directly or indirectly by the legal entity or by other parties involved with the legal entity (for example, by fees, charitable contributions, or other payments), unless the provider is a parent, subsidiary, or affiliate of the investor that is required to be included in the same set of consolidated financial statements as the investor.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

4.	Does not include amounts financed for the equity investor (for example, by loans or guarantees of loans) directly by the legal entity or by other parties involved with the legal entity, unless that party is a parent, subsidiary, or affiliate of the investor that is required to be included in the same set of consolidated financial statements as the investor.

B.	We have concluded that DTAC requires additional subordinated financial support for the following reasons:

•

By design, and at its inception in 2003, DTAC was initially capitalized by DTAG whereby DTAG held a note in exchange for receivables transferred to DTAC. Subsequently, DTAC obtained financing from third-party lenders who required DTAG and Mr. Garcia to provide repayment guarantees and/or performance guarantees. Other guarantees provided by DTAG include financial and performance guarantees under our warehouse facilities, and former residual facility.

•

DTAG and DTAC have a mutual contractual obligation to sell and to buy, respectively, auto loan receivables originated by DTAG. Since DTAC does not purchase receivables from any other source, without this contract with DTAG, DTAC would not have the receivables/assets it needs to obtain financing. Under the contract, DTAG has unilateral power to determine vehicle sales price, and origination volume, in order to achieve its sales targets. Operationally, DTAG has the power and authority to direct interest rate, payment terms, contract deal structure and underwriting requirements with respect to the Company’s credit and collection policy. In order to qualify for the RFC tax treatment, sales under this contract are non-recourse (other than with respect to certain representations and warranties and indemnities) and DTAG does not have the power to direct DTAC after the sale of the auto loan receivables, however, DTAC uses the receivables to obtain third party financing (warehouse facilities, PALP debt, securitizations, etc.), which is contingent upon the credit quality, deal structure, underwriting, overall payment performance and loss experience of the auto receivables originated by DTAG. This third-party financing is used to fund DTAG’s auto loan originations, so by design, DTAG controls DTAC’s ability to obtain third-party financing.

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DTAG is considered by DTAC’s lenders to be material to the credit quality of DTAC. We note that each of DTAC’s warehouse facilities contains an event of termination upon the bankruptcy of DTAG and for the failure of DTAC, DTAG and their subsidiaries, as a whole, to maintain a minimum net worth (which could not be met without the inclusion of the net worth of DTAG and its subsidiaries). In addition, with respect to the senior secured notes which are the subject of the Registration Statement, certain DTAG and DTAC subsidiaries are guarantors under the senior secured notes and the vehicle inventory of DTAG comprises a material portion of the collateral for the senior secured notes. DTAC would not be able to obtain third-party financing if not for the inclusion of DTAG in the lenders’ credit analysis.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

•

DTAG has provided subordinated financial support to DTAC by transferring any proceeds from its debt offerings to DTAC in order to support DTAC’s financial position and enhance DTAC’s capital position. For example, in 2008 when DTAC’s lenders reduced its advance rates on its warehouse facilities and former residual facility, causing a liquidity shortage at DTAC, DTAG provided financial support by transferring its 50% allocation of a joint $75.0 million subordinated debt offering to DTAC in order to enhance DTAC’s liquidity position and keep the warehouse lines from being called by the lenders. DTAG also provided a guarantee on $63.0 million of junior secured notes issued by DTAC in December 2008 in order to prevent the same from happening. Most recently, when DTAG and DTAC jointly issued the $200.0 million of 12.625% senior secured notes due 2017, which are the subject of the Registration Statement, DTAG immediately transferred the 50% of the proceeds it received from the offering to DTAC to pay-down DTAC’s then existing PALP debt, warehouse facilities, subordinated debt, and junior secured notes.

•

DTAG annually receives approximately $12 million of sales tax refunds on charged-off receivables held by DTAC in various states in which DTAG operates. In most cases, DTAC is not eligible to qualify for these refunds because it is not the auto retailer that paid the sales tax. DTAG then transfers these sales tax refunds to DTAC in order to offset DTAC’s gross losses (which are applied to DTAC recoveries). This is another example of DTAG providing financial support to DTAC and illustrates the power DTAG has over DTAC.

In sum, in just these examples, DTAG has provided over $240.0 million in financial support to DTAC. These funding transactions, whereby DTAG transferred the proceeds raised to DTAC, were recorded as an intercompany note payable/receivable between the two entities, and were not equity contributions. Although not contractually required, since DTAG has provided, and will continue to provide, such financial support to DTAC in a conscious effort to ensure we receive the most favorable terms on our financing arrangements, and, in order to maintain adequate levels of capitalization at DTAC, we have determined that DTAC is a VIE.

The distribution of funds in the aforementioned circumstances is a main source of power DTAG has over DTAC in the sense that, without these capital transfers, DTAC would have less liquidity and would not be able to raise the capital necessary to finance its operations.

On the other hand, DTAG, as a stand-alone entity could obtain financing without the support of DTAC by retaining its receivables and by executing securitizations, which is

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

evidenced by the fact that it historically obtained its own warehouse financing and securitized from 1992 to 2003, prior to the formation of DTAC. Therefore, DTAG does not need DTAC for financial support or funding auto loan receivables.

We also evaluated the DTAG guarantees or similar credit enhancements on DTAC debt as a variable interest. DTAC’s debt in the form of its warehouse facilities, certain PALP debt, former subordinated debt, former senior unsecured notes and current senior secured notes, former junior secured notes, and its former residual facility are all either joint obligations of DTAG and DTAC or guaranteed by DTAG in the form of either financial and/or performance guarantees.

The credit enhancement agreements for each of DTAC’s warehouse agreements are structured as demand notes issued by DTAC in favor of the applicable finance-subsidiary borrower in the amount of 10% of the committed amount of the applicable warehouse facility. Each demand note may be called by the applicable lender at any time prior to the scheduled maturity date of such warehouse facility and, after such scheduled maturity date, if DTAC fails to be in compliance with the borrowing base, an event of termination or servicer default occurs or, in some cases, DTAC does not meet certain prepayment obligations. The demand note is collateral for the applicable warehouse facility and, therefore, the proceeds of demand note once called, are available for application against the outstanding principal balance of the applicable loan. DTAC’s obligations under each of these demand notes are guaranteed by DTAG pursuant to a performance guaranty. The total exposure to DTAG with respect to these demand notes is $67.5 million. For example, under DTAC’s $125 million warehouse facility, at any time prior to the scheduled maturity date (whether or not an event of termination has occurred) or after the scheduled maturity date upon the occurrence of any of the events specified above, the lender may call the $12.5 million demand note on behalf of the borrower and apply the proceeds thereof against the principal balance of its loan. If DTAC fails to pay the demand note, lender may enforce its performance guaranty against DTAG. In addition, under each performance guaranty, DTAG guarantees the performance of all servicing and collections activities and indemnities of the servicer, together with repurchase and indemnity requirements of DTAC for breaches of representations regarding the loans.

Based on the aforementioned analysis, we believe DTAC is a VIE since DTAG has a variable interest in it by virtue of its financial support of DTAC and its operations in the form of the intercompany loan sales agreement between DTAG and DTAC, the performance and financial guarantees of DTAC debt, and the grant of a security interest in DTAG’s vehicle inventory as collateral for the $200.0 million senior secured notes.

DTAC would not be able to obtain third-party financing if not for DTAG’s credit enhancement agreements and DTAG’s originations. As a result, DTAG is exposed to the expected losses of DTAC.

We considered all of the aspects denoted above in paragraphs a.(1)–a.(4) regarding the characteristics of the total equity investment at risk in making the assessment in paragraph a.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

and note that historically DTAC has been capitalized with debt and not equity. As a result, the DTAC equity at risk is not sufficient to permit DTAC to finance its activities without additional subordinated financial support provided by DTAG.

b.	As a group the holders of the equity investment at risk lack any one of the three characteristics of a controlling financial interest set forth in paragraph b.(1)-(3).

We do not believe paragraph b. is applicable to the analysis of whether DTAC is a VIE.

c.	The equity investors as a group also are considered to lack the characteristic in (b)(1) if both of the conditions in c. (1) and (2) are present:

We do not believe paragraph c. is applicable to the analysis of whether DTAC is a VIE.

III.	Considerations for Determination of Primary Beneficiary and Consolidation:

ASC 810-10-25-38A Considerations:

We evaluated the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive residual returns that could potentially be significant to the VIE. In evaluating whether DTAG has the power to direct the activities of DTAC, we considered the purpose for which DTAC was created, the importance of each of the activities in which it is engaged and our decision making role, if any, in those activities that significantly determine the entity’s economic performance as compared to other economic interest holders.

In determining whether DTAG has the right to receive benefits or the obligation to absorb losses that could potentially be significant to DTAC, we evaluated DTAG’s economic interests in DTAC.

DTAG has the power to direct DTAC because it originates and sells 100% of the auto loan receivables DTAC holds through a purchase and sale agreement between the two entities. DTAG decides the volume and quality of loans that are purchased by DTAC, thus determining the financial results and capital requirements of DTAC. For example, if DTAG chooses to originate lower credit quality loans, then DTAC will receive lower advance rates from its lenders, thus requiring additional capital to be raised by DTAC. In addition, DTAC’s financial performance will be directly impacted due to higher loan losses in conjunction with higher interest rates charged by its lenders due to higher risk collateral. DTAG also has the obligation to absorb losses in the form of the financial and performance guarantees and demand notes noted above.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

ASC 810-10-25-43, 44 Considerations:

It can be viewed that two related parties hold variable interests in DTAC (both Mr. Garcia through his ownership interest and DTAG through its transactional relationship). In order to determine who is most closely associated with DTAC, we considered several items:

•	All of DTAG’s receivables are sold to DTAC and the loans are significant inputs to DTAC’s operations.

•	DTAC was formed for the primary purpose of the loan sale agreement noted above, and replaced DTFC.

•	DTFC was formerly a subsidiary of DTAG.

•	DTAG sells over $750 million in auto loan receivables to DTAC each year (which is DTAC’s only source of auto loan receivables).

•	Mr. Garcia owns 100% of DTAC and DTAG.

•

Each of DTAG and DTAC share common senior management and corporate governance personnel, directors and officers are substantially consistent, and the individual companies are operated as a collective entity and all decisions are made based on DTAG and DTAC as a collective whole.

•	The operations of DTAC and DTAG are fully integrated and not managed separately.

By nature of the significance of the transactions and the contract between DTAG and DTAC, DTAG is most closely associated with DTAC, and not Mr. Garcia, even though he holds 100% ownership of DTAC. Mr. Garcia is not involved in the selling of loans to DTAC, but rather holds his interest for investment purposes.

We believe DTAG is the primary beneficiary because it is the member of the related party group to which the activities of the VIE (DTAC) are most clearly associated. Accordingly, we believe that DTAC should be consolidated into DTAG for financial statement reporting purposes.

IV.	Users of Financial Statements and Other Considerations:

Financial Statement Users:

The users of our financial statements are investors who are interested in the collective (that is consolidated) results of DTAG and DTAC and look to the consolidated financial performance of the two companies in making their investment decisions.

In addition, all of our financial debt covenants for our debt facilities, including the senior secured notes, which are the subject of the Registration Statement, are based solely on the consolidated results of DTAG and DTAC and the financial results of the two are not considered separable by investors.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Conclusion Regarding Primary Beneficiary:

As a result of our evaluation, we determined that DTAG is the primary beneficiary of DTAC because DTAG has the power to direct the activities that most significantly impact the financial performance of DTAC and therefore is a controlling financial interest.

V.	Supplemental Analysis of Financial Statements Required Under Article 3:

In addition to our conclusion that DTAG must consolidate DTAC under ASC 810, in response to the Staff’s comment number four from its letter dated November 2, 2010, we have also evaluated whether each of DTAG and DTAC as co-registrants, should provide separate financial statements and related financial disclosures for each registrant in compliance with Rule 3-10 of Regulation S-X. The following discussion is a summary of our analysis which will focus on why a presentation of separate company financial statements for each of DTAG consolidated and DTAC would not be appropriate:

A.	DTAC is a subsidiary of DTAG. Rule 1-02(p) defines a “Parent” of a specified person as “an affiliate controlling such person directly, or indirectly through one or more affiliates,” while Rule 1-02(x) of Regulation S-X defines a “Subsidiary” of a specified person as “an affiliate controlled by such person directly, or indirectly through one or more subsidiaries.” Finally, Rule 1-02(g) defines “Control” as “the possession, direct or indirect, of the power to direct or cause the direction of the management and policies of a person, whether through the ownership of voting shares, by contract, or otherwise.” As the discussion under Comment No. 4 above illustrates, DTAG and DTAC are affiliates of one another (they are under common ownership and under the direction of common management). Further, through the purchase and sale agreement, guarantees and other arrangements described, DTAG has the power to direct and control DTAC “by contract or otherwise.” Accordingly, while DTAG and DTAC are sister companies, for purposes of Regulation S-X, DTAC (and each of its subsidiaries) is a subsidiary of DTAG.

B.	Rule 3-10 of Regulation S-X. Rule 3-10 of Regulation S-X governs the financial statement requirements of guarantors and issuers of guaranteed securities registered or being registered. Rule 3-10(a) provides that “every issuer of a registered security that is guaranteed and every guarantor of a registered security must file the financial statements required for a registrant by Regulation S-X” unless one of the exceptions to this general rule provided by paragraphs (b), (c), (d), (e) or (f) applies, in which case the financial statement filing requirements are met by the filing of the consolidated financial statements of the parent (including, as applicable, a footnote containing condensed consolidating financial information of the parent and applicable subsidiaries).

C.

Application of Rule 3-10(d). For DTAG’s purposes, the applicable exception under Rule 3-10 is provided by paragraph (d). Rule 3-10(d) provides an exception to the financial statement filing requirements in cases where a subsidiary issues securities that are guaranteed (or co-issued) by its parent company and one or more other subsidiaries of that parent company if: (i) the issuer and all subsidiary guarantors are 100% owned by the parent company guarantor, (ii) the guarantees are full and unconditional, (iii) the guarantees are joint and several, and (iv) the parent company’s financial statements include the required footnote disclosure.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Paragraph (d) is also available in cases where, instead of a parent company guarantee, the parent company instead is a co-issuer of the senior secured notes on a joint and several basis with the subsidiary. In the case of DTAG:

•	DTAG is a parent of DTAC (as defined above), and DTAG and DTAC are co-issuers of the securities, jointly and severally

•	the guarantees provided by the subsidiaries of DTAG and DTAC are full and unconditional

•	the guarantees provided by the subsidiaries of DTAG and DTAC are joint and several

•	the financial statements of DTAG include a footnote that contains the required condensed consolidating financial information of the co-issuers and the subsidiary guarantors

•	DTAG owns 100% of its subsidiaries who are guarantors of the securities, while DTAC owns 100% of its subsidiaries who are guarantors of the notes.

•	DTAG effectively controls 100% of the activities and operations of DTAG, as noted above.

D.	Ownership of Subsidiary Guarantors. The exception under Rule 3-10(d) requires that the issuer and all subsidiary guarantors be “100% owned” by the parent company guarantor (or co-issuer). In DTAG’s case, DTAG and DTAC are sister companies under common ownership, and DTAC is not “100% owned” by DTAG in the legal sense. Nevertheless, as discussed above, for Regulation S-X purposes, DTAG is the parent of DTAC and the companies (and their respective subsidiaries) operate by as a single consolidated group of companies under the control of DTAG. In this regard, DTAG has effective 100% control and ownership of DTAC and its subsidiaries. Accordingly, we have utilized Rule 3-10(d) in forming our conclusion and believe separate financial statements for each of DTAG and DTAC are not required.

E.	Provision of Other Financial Statements. In the event the Staff is unable to confirm the availability to us of Rule 3-10(d) and our conclusion thereon noted above, then we respectfully request that the Staff utilize its discretion under Rule 3-13 of Regulation S-X to permit DTAG to file the consolidated financial statements (including DTAC), as presented in the Registration Statement and as required by GAAP and not require separate financial statements of DTAC. DTAG believes that this would be consistent with the protection of investors for the following reasons:

•

Following the conversion of DTAG to S-Corp status, DTAC was formed for the primary purpose of allowing us to continue to operate in an RFC structure. In this regard, DTAC’s business operations consist solely of operations of the type that previously were performed by DTAG’s 100% owned subsidiary DTFC.

•

The going private transaction in March 2002 had no impact on the substance of interaction between the finance entity (DTFC prior to the transaction and DTAC subsequently) and DTAG, including DTAG’s ability to control DTFC’s and then DTAC’s activities and operations. The only impact was on the required form of the relationship – whereas, as a C-Corp, DTAG, for RFC, could own and operate DTFC a 100% owned subsidiary of DTAG, as an S-Corp, DTAG was required to operate the finance operations through a sister company.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

•	DTAG and DTAC operate under the same ultimate ownership (100% owned by Mr. Garcia).

•

In form and substance, DTAG and DTAC operate as one fully integrated company under substantially common boards and senior management and all operational and financial decisions are formulated on a collective basis, as described in the Registration Statement.

•

DTAG has historically prepared its financial statements on a consolidated basis and historically has never presented nor has been requested to present separate financial statements of DTAG or DTAC for any purpose.

•

Since 2005, DTAG and DTAC have been co-issuers on three separate debt offerings. In each case, the financial statements required to be delivered by DTAG and DTAC to investors in the offering materials, as well as those subsequently delivered as required by the financial statement reporting covenants in the applicable indentures, were the consolidated financial statements of DTAG and its subsidiaries (inclusive of DTAC and its subsidiaries). In this regard, each set of bond investors in these transactions has made their initial and continuing investment decisions based on DTAG and DTAC on a consolidated basis, not as separate stand-alone entities.

•	In each of these offerings, the notes were issued jointly and investors could not invest in one company over the other. In other words, notes of the separate companies were not issued.

•

With respect to our other debt arrangements, including warehouse facilities, inventory facility, former subordinated debt, former junior secured debt, residual financings, etc., the creditors evaluated the creditworthiness and cash flow DTAG and DTAC on a consolidated basis in forming their investment decision, required the debt to be cross guaranteed by the other entity, and required the entities to report their financial results on a consolidated basis.

•

With respect to the $200.0 million of senior secured notes due 2017, which are the subject of this exchange offer, the investors have already purchased the notes based on the consolidated financial presentation of DTAG and without consideration of the separate financial statements of DTAC. DTAG believes that it would be confusing, and would be materially misleading to the investors who have already made this investment decision utilizing offering materials and financial statements, and who have set forth a requirement under the indenture to deliver and file the consolidated financial statements provided in the Registration Statement, to now change the terms of such investment by providing separate stand-alone financials. These bond investors have never seen or evaluated such stand-alone financials, have never made a request for them, and specifically made their investment based on, and required in the bond indenture that DTAG and DTAC continue to provide the consolidated financial statements of DTAG, as presented in the Registration Statement.

•

Earlier in 2010, the Company filed a Registration Statement on Form S-1 for an equity public offering in the future, As part of that transaction, it was anticipated that the DTAG and DTAC would become subsidiaries of a newly formed holding company, which would become the public company. As reflected in the S-1, the initial financial statements of the newly formed holding company would be the consolidated financial statements of DTAG (inclusive of DTAC). Accordingly, the presentation of the consolidated financial statements of DTAG in the Registration Statement and subsequent periodic reports would be consistent with the financial statement presentation of DTAG, DTAC and their subsidiaries as a whole, were it to complete an equity public offering in the future. This is another example that shows investors interests are in the consolidated financial position of DTAG, DTAC and their subsidiaries as a whole, and make their investment on a joint basis.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

•

SEC Rule Release 33-78-78 indicated full Securities Act and Exchange Act disclosure by both the issuer and the guarantors may not be useful to an investment decision and, therefore, may not be necessary. For example, if a finance subsidiary issues debt securities guaranteed by its parent company, full disclosure of the finance subsidiary’s financial information would be of little value. Instead, investors would look to the financial status of the parent company that guaranteed the debt to evaluate the likelihood of payment. We believe this example applies in our situation since the separate financial statements of each issuer would not be useful to the investors, therefore, should not automatically be required if the Staff believes our fact pattern is outside the 3-10 exceptions.

Conclusion Regarding Rule 3-10 of Regulation S-X:

We believe separate issuer financial statements of DTAC should not be required and that DTAG should be permitted to present consolidated financial statements in accordance with the exception provided in Rule 3-10(d) of Regulation S-X, without separate financial statements of DTAC. If the Staff determines that Rule 3-10(d) is unavailable to the registrants to permit the exclusion of separate financial statements for DTAC we nevertheless believe that, consistent with the protection of investors, the Staff, under Rule 3-13 of Regulation S-X, should permit DTAG to present its consolidated financial statements (inclusive of DTAC and subsidiaries) and not require separate financial statements of DTAC. We not only believe that this treatment would be in keeping with the spirit of Rule 3-10 but that it is required to ensure that the Company’s investors continue to receive financial statements in the format upon which they made their investment decision and that they specifically required to continue to receive in the bond indenture. We believe presenting separate financial statements of DTAG and DTAC would be misleading and confusing to investors and bears significant potential to have an adverse impact on their investment. Moreover, we believe that our current presentation meets the SEC’s goal as enumerated in the 1999 rule release to “provide investors with meaningful and comparable financial information about subsidiary issuers and subsidiary guarantors.”

Finally, although DTAC and the subsidiary guarantors under the $200 million senior secured notes will have ongoing reporting obligations under Rule 15(d) upon effectiveness of the Registration Statement, based on the foregoing analysis, we believe that DTAC and each of the subsidiary guarantors qualifies for the exemption from ongoing reporting obligations pursuant to Exchange Act Rule 12h-5, and only DTAG will have ongoing reporting obligations upon effectiveness of the Registration Statement.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

Staff’s Comments:

5.	Please apply these comments to your interim financial statements as applicable.

Company’s Response:

In response to the Staff’s comment, we have considered the Staff’s guidance in the comments above and have made corresponding changes to the interim financial statements which are reflected in Amendment No. 3 to the Registration Statement.

*        *         *

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

December 21, 2010

If we can provide you with any other information which will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (602) 852-6600.

Very truly yours,

DRIVETIME AUTOMOTIVE GROUP, INC.

DT ACCEPTANCE CORPORATION

By:  /s/    JON D. EHLINGER

Name: Jon D. Ehlinger

Title: General Counsel